Shareholder Report, Average Annual Return (Details) 74200175800_Franklin Retirement Advantage Plus 2065 Fund_Class R5_TSR Annual {Class R5}	12 Months Ended	60 Months Ended	67 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.81%	8.96%	10.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	13.69%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	(0.45%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	20.66%	10.12%	11.40%